ORGANIZATION AND NATURE OF OPERATIONS (Details Narrative) - USD ($)			3 Months Ended						9 Months Ended		12 Months Ended
	Jul. 28, 2023	Jul. 17, 2023	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Oct. 31, 2024	Apr. 03, 2024	Jan. 10, 2024
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Debt Instrument, Face Amount		$ 1,944,000
Capital Units, Authorized															425,000,000
Common Stock, Shares Authorized			400,000,000						400,000,000		400,000,000	300,000,000			400,000,000
Common Stock, Par or Stated Value Per Share			$ 0.0001						$ 0.0001		$ 0.0001	$ 0.0001			$ 0.0001
Preferred Stock, Shares Authorized			25,000,000						25,000,000		10,000,000	10,000,000			25,000,000
Preferred Stock, Par or Stated Value Per Share															$ 0.0001
Net Income (Loss) Attributable to Parent			$ 13,554,283	$ 2,353,969	$ 2,258,944	$ 118,587,221	$ 22,904,048	$ 664,601	$ 18,167,196	$ 142,155,870	$ 149,005,049	$ 658,663
Working capital deficit			16,344,202						16,344,202		10,935,108	1,106,879
Goodwill			15,528,739						15,528,739		6,516,915
Derivative Liability, Current											17,500
Repayments of Debt											2,307,090
Interest Expense, Operating and Nonoperating			$ 2,861						$ 3,861
Convertible Notes Payable											$ 2,595,000
Convertible Notes Payable [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Interest Expense, Operating and Nonoperating		$ 75,263
Previously Reported [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Goodwill								7,200,000
Derivative Liability, Current								$ 112,000,000
Series A Convertible Preferred Stock [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Preferred Stock, Shares Authorized															630,900
Preferred Stock, Par or Stated Value Per Share			$ 0.0001						$ 0.0001		$ 0.0001	$ 0.0001
Traqiq Solutions Inc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Business Combination, Consideration Transferred	$ 1
Short-Term Debt	209,587
Traqiq Solutions Inc [Member] | Ajay Sikka [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Short-Term Debt	$ 209,587
Subsequent Event [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Expected sale of stock consideration on transaction													$ 1,000,000
Preferred Stock, Par or Stated Value Per Share														$ 10.00
Subsequent Event [Member] | Promissory Note [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Debt Instrument, Face Amount													250,000
Principal amount													$ 750,000